Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of segment reporting information by segment
The table below provides a summary of the Group’s segment results for the years ended December 31, 2017, 2018 and 2019.

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues
Learning services and products	149,915	428,716	851,870
Online marketing services	305,831	302,882	453,013

Total net revenues	455,746	731,598	1,304,883

Cost of revenues
Learning services and products	139,600	335,127	620,669
Online marketing services	154,207	180,006	313,592

Total cost of revenues	293,807	515,133	934,261

Gross margin
Learning services and products	7%	22%	27%
Online marketing services	50%	41%	31%
Total gross margin	36%	30%	28%